SEMI-ANNUAL REPORT O JUNE 30, 1999

CITIFUNDS(SM)
---------

          NEW YORK TAX FREE
          INCOME PORTFOLIO

[picture omitted]

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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
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BONDS

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     4
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Portfolio Highlights                                                           4
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Fund Performance                                                               5
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Portfolio of Investments                                                       6
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Statement of Assets and Liabilities                                           10
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Statement of Operations                                                       11
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Statement of Changes in Net Assets                                            12
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Financial Highlights                                                          13
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Notes to Financial Statements                                                 15
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


LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     This semi-annual report covers the period from January 1, 1999 through June 30, 1999, for the CitiFundsSM New York Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed, and its outlook for the future.

     The past six months have been a study in contrasts for investor sentiment and the financial markets. When the period began, investors were primarily concerned that economic weakness overseas might constrain growth in the United States. As a result, they favored bonds and stocks with predictable earnings growth. When the period ended, investors were mainly worried that the economy might be growing too fast, potentially awakening long-dormant inflation pressures. In this environment, they avoided bonds and favored stocks that are sensitive to changes in the economic cycle.

     Thank you for your continued confidence and participation.

Sincerely,

/s/Philip Coolidge
------------------
Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     THE FIRST SIX MONTHS OF 1999 EXPERIENCED STRONGER-THAN-EXPECTED ECONOMIC GROWTH BOTH IN THE UNITED STATES AND IN KEY OVERSEAS MARKETS, INCLUDING JAPAN, SOUTHEAST ASIA AND LATIN AMERICA. As a result, fears regarding the potentially adverse effects of overseas recessions on U.S. economic growth, which prevailed at the end of 1998, quickly faded. Instead, investors grew concerned that global economic strength might become unsustainable, triggering a reacceleration of inflation. To forestall a potential resurgence of inflation, the Federal Reserve Board ("Fed") modestly increased key short-term interest rates on June 30, 1999, effectively offsetting a portion of last fall's rate cuts.

     WHILE THIS ECONOMIC ENVIRONMENT WAS GENERALLY DIFFICULT FOR MOST FIXED-INCOME SECURITIES BECAUSE OF RISING INTEREST RATES, MUNICIPAL BOND PRICES REMAINED RELATIVELY STABLE. This is in stark contrast to U.S. Treasury securities, which declined sharply. As a result, just as municipal bonds did not rally as strongly as taxable U.S. Treasury bonds over the second half of 1998, they did not decline as precipitously during the first six months of 1999.

     Why have municipal bond prices remained relatively stable? The Fund's management believes that it is a matter of supply and demand. On one hand, U.S. Treasury securities suffered from a sharp fall-off of investor demand as evidence of economic strength emerged. That's because many investors who had fled to U.S. Treasuries during last summer's "flight to quality" shifted their assets back to riskier investments offering potentially higher returns. On the other hand, municipal bonds benefited from steady demand from individual investors seeking to manage their income tax liabilities. At the same time, the strong economy and robust tax revenues reduced states and municipalities' need to borrow, leading to substantially less issuance of municipal bonds.

     IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE, MANAGING THE RISKS OF CHANGING INTEREST RATES. Management also maintained a focus on municipal bonds from New York issuers with high credit ratings as determined both by independent credit rating agencies and Citibank's own credit analysts.

     Throughout the reporting period, the Fund's management focused on bonds with maturities of 10 to 15 years, which we consider the long end of the intermediate range. In addition, attractive values were found in the relatively high yields provided by "premium structure" bonds as well as general obligation bonds that are backed by the overall taxation authority of their issuers.

     MANAGEMENT'S OUTLOOK FOR NEW YORK'S TAX-EXEMPT BOND MARKET REMAINS POSITIVE. The persistent strength of the U.S. economy has helped New York and many of its municipalities put their fiscal houses in order. The state and some local governments have achieved budget surpluses, and some are using that money to create reserves against future needs. As a result, several New York municipal bond issuers have received credit rating upgrades over the past year.

     As for the future, the forecast calls for a continuation of positive growth and low inflation. While it is possible that the Fed may continue to raise short-term interest rates modestly to prevent inflation pressures from taking root, the Fund's management believe that the fixed-income markets have already incorporated an incrementally tighter monetary policy into bond prices. In this environment, the Fund's manager expects that New York municipal bonds should continue to provide attractive after-tax returns for state residents seeking income that is exempt from federal, state and New York City income taxes.

FUND FACTS

FUND OBJECTIVE

To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

INVESTMENT MANAGER                DIVIDENDS
Citibank, N.A.                    Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS        CAPITAL GAINS
September 8, 1986                 Distributed semi-annually, if any

NET ASSETS AS OF 6/30/99          BENCHMARKS
Class A shares                    o Lipper New York State Municipal
$338.2 million                      Bond Funds Average
Class B shares                    o Lehman Brothers
$11.1 million                       Municipal Bond Index*

* The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond markets with maturities of at least one year.

+ A portion of the income  may be subject to the  Federal  Alternative  Minimum
  Tax.Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1999 (Unaudited)

[Figures below represent pie chart in its printed form]

Short-term                    2.0%
General Obligation Bonds     20.0%
Healthcare                    7.0%
Housing Revenues              7.0%
Power Revenues                5.0%
State Agencies               21.0%
Transportation REvenue       26.0%
Water/Sewer Revenues          7.0%
Other Revenues                5.0%

FUND PERFORMANCE

TOTAL RETURNS


ALL PERIODS ENDING JUNE 30, 1999                 SIX      ONE    FIVE      TEN
(Unaudited)                                    MONTHS**   YEAR   YEARS*   YEARS*
--------------------------------------------------------------------------------
CitiFunds New York Tax Free Income Portfolio
  (Class A) without sales charge                (2.08)%   1.76%   6.56%   6.66%
Lipper New York State Municipal
  Bond Funds Average                            (1.80)%   1.35%   5.98%   6.72%+
Lehman Brothers Municipal Bond Index            (0.89)%   2.76%   7.00%   7.43%+
CitiFunds New York Tax Free Income Portfolio
  (Class A) with a maximum
  sales charge of 4.50%                         (6.48)%  (2.81)%  5.58%   6.17%
CitiFunds New York Tax Free Income Portfolio
  (Class B) without deferred sales charge          --       --      --   (2.56)%#**
Lipper New York State Municipal Bond Funds
  Average                                          --       --      --   (1.80)%++**
Lehman Brothers Municipal Bond Index               --       --      --   (0.89)%++**
CitiFunds New York Tax Free Income Portfolio
  (Class B) with a maximum deferred
  sales charge of 4.50%                            --       --      --   (6.95)%#**


 * Average Annual Total Return
** Not Annualized
 + From 6/30/93
++ From 12/31/98
#  Commencement of Operations 1/4/99

30-Day SEC Yield Class A              4.37%   30-Day SEC Yield Class B    3.83%
Income Dividends Per Share Class A   $0.222   Income Dividends Per Share
                                              Class B                    $0.075

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $18,196 with sales charge (as of 6/30/99). The graph shows how this compares to its benchmark over the same period.

[Figures below represent line chart in its printed form]

Growth of $10,000 Investment Data

Citifunds New York Tax Free Income Portfolio (A)
Lipper NY State Municipal Bond Funds Avg.
Lehman Municipal Bond Index

6/30/89         9,550.00        10,000.00       10,000.00
7/31/89         9,674.41        10,104.00       10,136.10
8/31/89         9,529.58        10,004.98       10,036.87
9/30/89         9,415.88        9,959.96        10,006.96
10/31/89        9,549.47        10,045.61       10,129.34
11/30/89        9,720.04        10,199.31       10,306.61
12/31/89        9,814.89        10,281.93       10,390.91
1/31/90         9,707.70        10,172.94       10,341.77
2/28/90         9,750.29        10,259.41       10,434.32
3/31/90         9,753.27        10,233.76       10,437.45
4/30/90         9,599.51        10,105.84       10,361.89
5/31/90         9,858.87        10,365.56       10,588.09
6/30/90         9,995.10        10,487.87       10,681.16
7/31/90         10,216.82       10,682.95       10,838.70
8/31/90         9,973.77        10,462.88       10,681.33
9/30/90         9,917.74        10,419.98       10,687.41
10/31/90        10,051.31       10,523.14       10,881.28
11/30/90        10,375.44       10,763.06       11,100.11
12/31/90        10,397.26       10,798.58       11,148.39
1/31/91         10,571.58       10,945.44       11,298.00
2/28/91         10,557.58       11,005.64       11,396.30
3/31/91         10,556.64       11,046.36       11,400.40
4/30/91         10,721.58       11,218.69       11,552.59
5/31/91         10,813.98       11,306.19       11,655.30
6/30/91         10,803.75       11,294.89       11,643.76
7/31/91         10,963.65       11,477.86       11,785.58
8/31/91         11,123.04       11,643.15       11,940.79
9/30/91         11,299.85       11,817.79       12,096.26
10/31/91        11,418.55       11,931.24       12,205.13
11/30/91        11,429.53       11,947.95       12,239.18
12/31/91        11,680.29       12,194.07       12,501.84
1/31/92         11,639.26       12,127.01       12,530.34
2/29/92         11,668.32       12,171.88       12,534.35
3/31/92         11,632.80       12,210.83       12,538.99
4/30/92         11,707.69       12,340.26       12,650.58
5/31/92         11,904.41       12,520.43       12,799.48
6/30/92         12,145.21       12,779.60       13,014.26
7/31/92         12,562.97       13,247.34       13,404.42
8/31/92         12,381.05       13,045.98       13,273.73
9/30/92         12,423.44       13,085.11       13,360.54
10/31/92        12,199.14       12,867.90       13,229.21
11/30/92        12,477.28       13,183.17       13,466.14
12/31/92        12,598.02       13,351.91       13,603.63
1/31/93         12,797.40       13,516.14       13,761.84
2/28/93         13,287.69       14,051.38       14,259.61
3/31/93         13,178.28       13,908.05       14,108.88
4/30/93         13,278.56       14,061.04       14,251.24
5/31/93         13,308.31       14,159.47       14,331.33
6/30/93         13,528.67       14,397.35       14,570.67
7/31/93         13,533.58       14,393.03       14,589.61
8/31/93         13,766.28       14,706.80       14,893.07
9/30/93         13,925.21       14,870.04       15,062.85
10/31/93        13,949.15       14,898.30       15,091.47
11/30/93        13,823.15       14,731.43       14,958.67
12/31/93        14,113.16       15,040.79       15,274.30
1/31/94         14,250.49       15,200.23       15,448.42
2/28/94         13,899.07       14,818.70       15,048.31
3/31/94         13,269.36       14,151.86       14,435.84
4/30/94         13,293.82       14,166.01       14,558.55
5/31/94         13,405.98       14,304.84       14,685.21
6/30/94         13,243.20       14,204.70       14,600.03
7/31/94         13,507.29       14,454.71       14,867.21
8/31/94         13,570.70       14,502.41       14,913.30
9/30/94         13,304.43       14,223.96       14,694.08
10/31/94        13,049.73       13,913.88       14,432.52
11/30/94        12,756.39       13,535.42       14,171.29
12/31/94        13,059.00       13,910.35       14,483.06
1/31/95         13,422.28       14,302.63       14,897.28
2/28/95         13,813.02       14,763.17       15,330.79
3/31/95         13,970.21       14,888.66       15,507.09
4/30/95         13,982.30       14,906.52       15,525.70
5/31/95         14,510.67       15,386.51       16,020.97
6/30/95         14,311.40       15,180.33       15,881.59
7/31/95         14,378.40       15,274.45       16,032.46
8/31/95         14,566.98       15,447.05       16,236.08
9/30/95         14,607.48       15,527.38       16,338.36
10/31/95        14,931.98       15,778.92       16,575.27
11/30/95        15,258.27       16,081.88       16,850.42
12/31/95        15,395.24       16,247.52       17,012.18
1/31/96         15,463.85       16,320.63       17,141.47
2/29/96         15,271.10       16,183.54       17,024.91
3/31/96         15,036.89       15,916.51       16,806.99
4/30/96         14,967.40       15,849.66       16,759.93
5/31/96         14,994.75       15,848.08       16,753.23
6/30/96         15,163.68       16,016.07       16,935.84
7/31/96         15,301.91       16,168.22       17,088.26
8/31/96         15,255.70       16,129.42       17,084.85
9/30/96         15,523.13       16,379.42       17,324.03
10/31/96        15,663.20       16,543.22       17,519.79
11/30/96        15,947.38       16,840.99       17,840.41
12/31/96        15,858.47       16,755.11       17,765.48
1/31/97         15,884.72       16,750.08       17,799.23
2/28/97         16,040.83       16,900.83       17,962.98
3/31/97         15,833.56       16,682.81       17,724.08
4/30/97         15,962.86       16,827.95       17,872.96
5/31/97         16,239.65       17,078.69       18,142.84
6/30/97         16,428.24       17,251.18       18,336.97
7/31/97         16,929.70       17,777.34       18,844.90
8/31/97         16,718.20       17,571.12       18,667.76
9/30/97         16,909.54       17,771.43       18,889.91
10/31/97        17,027.52       17,876.29       19,010.80
11/30/97        17,115.25       17,974.61       19,122.97
12/31/97        17,383.42       18,260.40       19,402.16
1/31/98         17,593.42       18,437.53       19,602.00
2/28/98         17,559.47       18,430.15       19,607.88
3/31/98         17,571.75       18,433.84       19,625.53
4/30/98         17,468.30       18,288.21       19,537.22
5/31/98         17,813.62       18,617.40       19,845.91
6/30/98         17,880.41       18,688.15       19,923.30
7/31/98         17,885.14       18,714.31       19,973.11
8/31/98         18,219.32       19,026.84       20,282.70
9/30/98         18,478.75       19,264.67       20,536.23
10/31/98        18,454.98       19,189.54       20,536.02
11/30/98        18,510.62       19,247.11       20,607.90
12/31/98        18,581.98       19,285.60       20,659.42
1/31/99         18,832.04       19,497.75       20,905.27
2/28/99         18,667.55       19,386.61       20,813.28
3/31/99         18,662.65       19,384.67       20,842.42
4/30/99         18,705.72       19,427.32       20,894.53
5/31/99         18,523.71       19,269.96       20,773.34
6/30/99         18,195.92       18,938.51       20,474.20


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
----------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 19.8%
----------------------------------------------------------------
Aaa  Nassau County, NY,
       Series Y,
       5.00% due 3/01/11                 $ 3,650     $ 3,608,536
Aaa  New York City, NY,
       5.35% due 8/01/12                   7,000       7,081,340
A3   New York City, NY,
       5.375% due 8/01/14                  7,555       7,543,063
A3   New York City, NY,
       5.50% due 8/15/08                   4,180       4,337,377
A3   New York City, NY,
       5.90% due 8/01/09                   4,005       4,239,973
A3   New York City, NY,
       6.25% due 5/15/07                   2,020       2,205,577
A3   New York City, NY,
       Series A, 6.25%
       due 8/01/12                         3,200       3,431,872
A3   New York City, NY,
       Series B, 6.20%
       due 8/15/06                         6,500       7,122,700
A3   New York City, NY,
       Series B, Unrefunded,
       6.375% due 8/15/11                  1,185       1,275,309
A3   New York City, NY,
       Series F, 5.25%
       due 8/01/17                        10,250      10,004,308
A3   New York City, NY,
       Series F, 6.00%
       due 8/01/12                         2,000       2,115,640
A3   New York City, NY,
       Series F, Prerefunded,
       7.65% due 2/01/06                   2,700       2,959,524
Aaa  New York City, NY,
       Series F, Prerefunded,
       8.40% due 11/15/06                  1,825       2,026,608
A2   New York State,
       5.25% due 9/15/12                   2,000       2,009,940
A2   New York State,
       5.25% due 9/15/13                   3,000       3,002,280
A2   New York State,
       5.25% due 3/01/15                   4,866       4,823,696
Aaa  Suffolk County, NY,
       5.25% due 4/01/12                   1,480       1,501,874
                                                     -----------
                                                      69,289,617
                                                     -----------
HEALTHCARE -- 7.3%
----------------------------------------------------------------

Aaa  New York State
       Dormitory Authority,
       Catholic Healthcare West,
       5.125% due 1/15/12                  5,000       4,956,650
Aaa  New York State
       Dormitory Authority,
       Hospital, 5.10%
       due 2/15/12                         5,000       4,944,800
Aaa  New York State
       Dormitory Authority,
       Hospital, 5.20%
       due 2/15/13                         2,330       2,318,630
Aaa  New York State
       Dormitory Authority,
       Presbyterian Hospital,
       5.50% due 2/01/10                   4,835       5,007,319
Aaa  New York State
       Dormitory Authority,
       North Shore University,
       5.50% due 11/01/12                  2,485       2,575,181
Aaa  New York State
       Dormitory Authority,
       North Shore University,
       5.50% due 11/01/14                  4,000       4,151,080
Aaa  New York State
       Dormitory Authority,
       Sloan Kettering Hospital,
       5.50% due 7/01/17                   1,600       1,633,072
                                                     -----------
                                                      25,586,732
                                                     -----------
HOUSING REVENUE -- 7.3%

Aaa  New York State Housing
       Finance Agency, ETM,
       5.25% due 9/15/12                   2,000       1,981,080
Aaa  New York State Housing
       Finance Agency, ETM,
       5.875% due 9/15/14                  4,000       4,079,560
Aaa  New York State Housing
       Finance Agency, ETM,
       7.90% due 11/01/06                  5,750       6,594,043
Aa   New York State
       Mortgage Agency
       Revenue, AMT,
       5.25% due 10/01/17                  2,000       1,942,720
Aa   New York State Mortgage
       Agency Revenue, AMT,
       5.35% due 10/01/18                  3,200       3,128,320

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
a    New York State
       Mortgage Agency
       Revenue, AMT,
       7.25% due 10/01/07                $ 6,075     $ 6,375,166
Aa   New York State
       Mortgage Agency
       Revenue, AMT,
       7.75% due 10/01/23                  1,290       1,361,905
                                                     -----------
                                                      25,462,794
                                                     -----------
POWER REVENUE -- 5.1%
----------------------------------------------------------------
Aaa  Long Island Power
       Authority, NY,
       5.00% due 4/01/13                   9,655       9,466,341
Aaa  Long Island Power
       Authority, NY,
       5.50% due 12/01/12                  4,220       4,394,750
Baa1 Puerto Rico Electric
       Power  Authority,
       Series U, 6.00%
       due  7/01/14                        2,750       2,955,975
Baa1 Puerto Rico  Electric
       Power  Authority,
       Series Z,  5.25%
       due  7/01/21                        1,000        973,300
                                                    -----------
                                                     17,790,366
                                                    -----------
SALES TAX REVENUE -- 0.1%
---------------------------------------------------------------
Aa3  New York City
       Transitional, NY, Series A,
       5.00% due 8/15/16                     300        286,368
                                                    -----------
STATE AGENCIES -- 20.5%
---------------------------------------------------------------
Aaa  New York State
       Dormitory  Authority,
       City  University,
       5.60%  due 7/01/10                 10,550     10,808,159
Aaa  New   York   State
       Dormitory   Authority,
       City University,
       5.75%  due 7/01/18                  3,000      3,160,350
Baa1 New York State
       Dormitory Authority,
       Court Facilities,  5.25%
       due 5/15/21                         1,000        965,890
A3   New York State
       Dormitory Authority,
       Mental Health Services,
       5.50% due 8/15/17                   5,530      5,546,037
A3   New York State
       Dormitory  Authority,
       Mental  Health  Services,
       6.50%  due 2/15/11                  1,610      1,789,096
Aaa  New York State
       Dormitory  Authority,
       New York University,
       5.75%  due 7/01/27                  6,300      6,663,510
Aaa  New York State
       Dormitory Authority,
       Saint Joseph's  Hospital,
       5.25%  due 7/01/18                  2,000      1,955,340
A3   New York State
       Dormitory  Authority,
       State  University,
       5.25%  due 5/15/13                  2,030      2,033,837
Aaa  New York State
       Dormitory Authority,
       State University,
       5.25% due 5/15/14                   3,000      2,981,460
A3  New  York  State
       Dormitory  Authority,
       State University,
       5.40%   due  5/15/23                1,690      1,678,677
A3  New  York  State  Local
       Government Assistance,
       Series A, 5.25%
       due 4/01/19                         4,000      3,927,360
A3   New York State
       Local  Government
       Assistance,   Series  A,
       5.375%  due  4/01/12                2,475      2,509,427
A3   New York State
       Local Government
       Assistance,  Series E,
       6.00% due 4/01/14                   2,000      2,138,860
Baa1 New York State Urban
       Development Authority,
       5.25% due 1/01/13                   2,500      2,510,875
Baa1 New York State Urban
       Development  Authority,
       5.50%  due  1/01/09                 1,000      1,028,260
Baa1 New York State  Urban
       Development Authority,
       5.75% due 1/01/13                  14,500     15,129,010

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
Baa1 New York State Urban
       Development Authority,
       State Facilities,
       5.50% due 4/01/07                 $ 3,000     $ 3,104,730
Baa1 New York State Urban
       Development Authority,
       Youth Facilities,
       5.875% due 4/01/09                  1,245       1,305,096
Aaa  St. Lawrence County, NY,
       Industrial Development
       Authority, 5.625%
       due 7/01/13                         2,185       2,245,044
                                                     -----------
                                                      71,481,018
                                                     -----------
TRANSPORTATION REVENUE -- 26.1%
----------------------------------------------------------------
Baa1 Metropolitan  Transportation
       Authority,  NY,
       5.125% due 7/01/12                  4,000       3,983,080
Aaa  Metropolitan  Transportation
       Authority,  NY,
       5.125% due 7/01/17                  2,300       2,230,333
Baa1 Metropolitan  Transportation
       Authority,  NY,
       5.25% due 7/01/17                   3,000       2,918,340
Baa1 Metropolitan  Transportation
       Authority, NY,
       5.50% due 7/01/12                   2,380       2,409,345
Baa1 Metropolitan  Transportation
       Authority,  NY,
       5.625% due 7/01/25                  1,940       1,959,904
Baa1 Metropolitan Transportation
       Authority, NY,
       5.75%  due  7/01/13                 1,000       1,046,060
Baa1 Metropolitan   Transportation
       Authority,  NY, Series  A,
       5.25% due 7/01/07                   2,000       2,045,780
Aaa  Metropolitan Transportation
       Authority, NY, Series C
       5.125% due 7/01/14                  4,000       3,940,400
Baa1 Metropolitan  Transportation
       Authority,  NY, Series O,
       5.75% due 7/01/13                   3,000       3,138,180
Aaa  Metropolitan  Transportation
       Authority, NY, Series Q,
       5.125% due 7/01/13                  2,555       2,531,085
Aaa  New York State Thruway
       Authority,  Series A,
       5.125% due  4/01/12                 2,000       1,991,520
Aaa  New York State  Thruway
       Authority,  Series A,
       5.50% due 4/01/07                   3,740       3,909,684
Aaa  New York State Thruway
       Authority, Series   B,
       5.25%   due   4/01/14               3,000       3,002,190
Aaa  New   York   State Thruway
       Authority,  Series  C,
       5.25% due 4/01/12                   5,000       5,032,200
Aaa  New York State  Thruway
       Authority,  Series  C,
       5.25% due 4/01/15                   2,070       2,061,058
Aaa  New York State  Thruway
       Authority,  Series  E,
       5.25% due 1/01/12                   2,000       2,003,180
Aaa  New York State  Thruway
       Authority,  Series  E,
       5.25% due 1/01/13                   9,500       9,472,640
Aaa  New  York  State  Thruway
       Authority,  Series  E,
       5.25%  due  1/01/15                 5,000       4,937,400
Baa1 New  York  State  Thruway
       Authority,  Local  Highway,
       5.25%  due 4/01/10                  2,900       2,923,954
Baa1 New  York  State  Thruway
       Authority, Local Highway,
       6.00% due 4/01/07                   6,750       7,245,180
Baa1 New   York   State Thruway
       Authority,  Local  Highway,
       Series A,
       5.25% due 4/01/12                  10,000       9,956,800
Baa1 New York State Thruway
       Authority,  Local Highway,
       Series B,  5.375%
       due 4/01/13                         7,070       7,158,587
Aaa  Puerto Rico
       Commonwealth
       Highway  Authority,
       5.50% due 7/01/15                   1,000       1,040,020
Aaa Puerto Rico
       Commonwealth
       Highway Authority
       6.25% due  7/01/14                  2,000       2,243,420
Aaa  Triborough  Bridge and
       Tunnel  Authority, NY,
       5.25% due 1/01/13                   2,000       2,020,880
                                                     -----------
                                                      91,201,220
                                                     -----------
8

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
WATER AND SEWER REVENUE -- 6.5%
----------------------------------------------------------------
A1   New York State
       Environmental Facilities,
       5.25% due 6/15/13                 $ 5,000     $ 5,020,500
A1   New York State
       Environmental Facilities,
       5.25% due 6/15/14                   3,500       3,496,290
Aa   New York State
       Environmental Facilities,
       5.75% due 6/15/11                   5,000       5,292,400
Aa   New York State
       Environmental Facilities,
       7.00% due 6/15/12                   3,250       3,489,232
A1   New York State
       Environmental Facilities,
       7.125% due 7/01/12                  2,100       2,192,967
Aa   New York State
       Environmental Facilities,
       7.50% due 6/15/12                   3,000       3,148,350
                                                     -----------
                                                      22,639,739
                                                     -----------
OTHER REVENUE -- 5.2%
----------------------------------------------------------------
A1   New York City Industrial
       Development Agency,
       6.125% due 1/01/24                  5,000       5,135,600
N/R  New York City Industrial
       Development Agency,
       7.00% due 5/01/08                     755         812,410
N/R  Port Authority of New York
       and New Jersey, Special
       Obligation, 6.75%
       due 10/01/19                       11,250      12,132,788
                                                     -----------
                                                      18,080,798
                                                     -----------
TOTAL INVESTMENTS
  (Identified Cost
  $345,063,286)                            97.9%     341,818,652
OTHER ASSETS, LESS
  LIABILITIES                               2.1%       7,469,631
                                          -----     ------------
NET ASSETS                                100.0%    $349,288,283
                                          =====     ============

ETM--Escrow to Maturity for timely payment of principal.

AMT--Subject to Alternative Minimum Tax

See notes to financial statements
                                                                               9

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $345,063,286)  $341,818,652
Cash                                                                  231,273
Interest receivable                                                 6,510,171
Receivable for securities sold                                      2,807,045
Receivable for shares of beneficial interest sold                     920,039
--------------------------------------------------------------------------------
    Total assets                                                  352,287,180
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased               2,397,693
Dividends payable                                                     299,732
Payable to affiliate-- Management fees (Note 2)                       131,045
Accrued expenses and other liabilities------                          170,427
--------------------------------------------------------------------------------
    Total liabilities                                               2,998,897
--------------------------------------------------------------------------------
NET ASSETS                                                       $349,288,283
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $356,587,486
Accumulated net realized loss on investments and futures
transactions                                                       (5,023,585)
Unrealized depreciation of investments                             (3,244,634)
Undistributed net investment income                                   969,016
--------------------------------------------------------------------------------
    Total                                                        $349,288,283
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($338,225,811/30,124,324
  shares outstanding)                                                  $11.23
Offering Price per share ($11.23 / 0.955)                              $11.76*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($11,062,472/986,057 shares outstanding)                             $11.22**
================================================================================

 * Based upon single purchases of less than $25,000
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest                                                          $10,544,424
EXPENSES:
Management fees (Note 2)                            $1,562,681
Service Fees Class A (Note 3)                          512,670
Service Fees Class B (Note 3)                           24,670
Registration fees                                       97,209
Custody and fund accounting fees                        67,010
Shareholder reports                                     31,036
Audit fees                                              17,603
Transfer agent fees                                     17,433
Trustee fees                                            17,333
Legal fees                                              10,242
Miscellaneous                                           29,867
--------------------------------------------------------------------------------
    Total expenses                                                  2,387,754
Less aggregate amounts waived by Manager (Note 2)                    (701,032)
Less fees paid indirectly (Note 1F)                                    (3,274)
--------------------------------------------------------------------------------
    Net expenses                                                    1,683,448
--------------------------------------------------------------------------------
Net investment  income                                              8,860,976
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions                       (159,595)
Net realized loss on futures transactions                             (41,700)
Unrealized depreciation                                           (16,152,177)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments               (16,353,472)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(7,492,496)
================================================================================
See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS







                                                                SIX MONTHS
                                                                   ENDED
                                                               JUNE 30, 1999         YEAR ENDED
                                                                (Unaudited)       DECEMBER 31, 1998
===================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                            $ 8,860,976        $ 9,430,083
Net realized gain (loss) from investments and
  futures transactions                                              (201,295)           290,419
Unrealized (depreciation) appreciation of
  investments                                                    (16,152,177)         6,020,732
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   (7,492,496)        15,741,234
---------------------------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                                   (7,849,809)        (9,457,025)
Net investment income (Class B)                                     (103,269)                --
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (7,953,078)        (9,457,025)
---------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                  29,495,041        438,461,762
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                        7,999,892          8,905,232
Cost of shares repurchased                                      (143,826,658)       (70,037,469)
---------------------------------------------------------------------------------------------------
    Total Class A                                               (106,331,725)       377,329,525
---------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                  12,312,464                 --
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                           83,110                 --
Cost of shares repurchased                                          (921,359)                --
---------------------------------------------------------------------------------------------------
    Total Class B                                                 11,474,215                 --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions in
hares of beneficial interest                                     (94,857,510)       377,329,525
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS                                                    (110,303,084)       383,613,734
---------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                              459,591,367         75,977,633
---------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $969,016 and $61,118, respectively)                 $349,288,283       $459,591,367
===================================================================================================

* January 4, 1999 (Commencement of Operations) to June 30, 1999.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                     CLASS A
                                         -----------------------------------------------------------------
                                               SIX
                                              MONTHS
                                              ENDED
                                          JUNE 30, 1999                YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------
                                           (Unaudited)       1998       1997       1996     1995     1994
===========================================================================================================
Net Asset Value, beginning of period        $ 11.69      $   11.42    $ 10.98    $ 11.25  $ 10.09  $ 11.54
-----------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                         0.252          0.487      0.594      0.585    0.607    0.566
Net realized and unrealized gain (loss)
  on investments                             (0.490)         0.282      0.431     (0.267)   1.153   (1.415)
-----------------------------------------------------------------------------------------------------------
    Total from operations                    (0.238)         0.769      1.025      0.318    1.760   (0.849)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                        (0.222)        (0.499)    (0.585)    (0.588)  (0.600)  (0.601)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $ 11.23      $   11.69    $ 11.42    $ 10.98  $ 11.25  $ 10.09
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)  $338,226       $459,591    $75,978    $82,182  $90,264  $86,399
Ratio of expenses to average net assets       0.80%*         0.80%      0.80%      0.80%    0.80%    0.80%
Ratio of net investment income
  to average net assets                       4.26%*         4.24%      5.31%      5.34%    5.62%    5.52%
Portfolio turnover                              18%            17%        16%        47%      98%     150%
Total return (A)                            (2.08)%**        6.89%      9.62%      3.01%   17.89%  (7.47)%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly for the years ended after December 31, 1994, the net investment income per share and the ratios would have been as follows:

Net investment income per share              $0.232         $0.454     $0.540     $0.534   $0.555   $0.508
RATIOS:
Expenses to average net assets                1.14%*         1.09%      1.28%      1.27%    1.27%    1.27%
Net investment income to average net assets   3.92%*         3.95%      4.83%      4.87%    5.15%    5.05%
===========================================================================================================

 * Annualized
** Not Annualized

(A) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                               CLASS B
                                                            -------------
                                                           FOR THE PERIOD
                                                          JANUARY 4, 1999
                                                           (COMMENCEMENT
                                                         OF OPERATIONS) TO
                                                            JUNE 30, 1999
                                                             (Unaudited)
================================================================================
Net Asset Value, beginning of period                             $11.69
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                             0.075
Net realized and unrealized gain (loss)
  on investments                                                  (0.47)
--------------------------------------------------------------------------------
    Total from operations                                        (0.395)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                            (0.075)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                   $11.22
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                       $11,062
Ratio of expenses to average net assets                           1.30%*
Ratio of net investment income
  to average net assets                                           3.76%*
Portfolio turnover                                                  18%
Total return                                                    (2.56)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                  $0.068
RATIOS:
Expenses to average net assets                                    1.64%*
Net investment income to average net assets                       3.42%*
================================================================================
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

     The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $4,822,290 which will expire on December 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

     F. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     G. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     H. Futures Contracts The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $1,562,681 of which $701,032 was voluntarily waived for the six months ended June 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $512,670 for the six months ended June 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $24,670 for the period ended June 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$73,602,246 and $141,575,949, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:


                                            SIX MONTHS
                                              ENDED
                                           JUNE 30, 1999         YEAR ENDED
                                            (Unaudited)       DECEMBER 31, 1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                 2,535,394           37,973,237
Shares reinvested                             690,540              771,454
Shares repurchased                        (12,432,811)          (6,064,886)
--------------------------------------------------------------------------------
Class A net increase (decrease)            (9,206,877)          32,679,805
--------------------------------------------------------------------------------
CLASS B*
Shares sold                                 1,058,974
Shares reinvested                               7,242
Shares repurchased                            (80,159)
--------------------------------------------------------------------------------
Class B net increase                          986,057
--------------------------------------------------------------------------------
* January 4, 1999 (Commencement of Operations) to June 30, 1999.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                                  This page  intentionally  left
blank.

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $345,063,286
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $  3,992,171
Gross unrealized depreciation                                       (7,236,805)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (3,244,634)
--------------------------------------------------------------------------------

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Fund was $538. Since the line of credit was established there have been no borrowings.

                       This page intentionally left blank.

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF THE INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor

Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp    [Graphic Omitted) Printed on recycled paper      CFS/NYT/699

                                              SEMI-ANNUAL REPORT O JUNE 30, 1999

   CITIFUNDS(SM)
------------
                 National Tax Free
                 Income Portfolio

         [picture omitted]




--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------
BONDS

TABLE OF CONTENTS
CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     This semi-annual report covers the period from January 1, 1999 through June 30, 1999, for the CitiFundsSM National Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

     The past six months have been a study in contrasts for investor sentiment and the financial markets. When the reporting period began, investors were primarily concerned that economic weakness overseas might constrain growth in the United States. As a result, they favored bonds and stocks with predictable earnings growth. By the time the reporting period ended, investors were mainly worried that the U.S. economy might be growing too fast, potentially awakening long-dormant inflation pressures. In this environment, many investors avoided bonds and favored stocks that are sensitive to changes in the economic cycle.

     Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     THE FIRST SIX MONTHS OF 1999 EXPERIENCED STRONGER-THAN-EXPECTED ECONOMIC GROWTH BOTH IN THE UNITED STATES AND IN KEY OVERSEAS MARKETS, INCLUDING JAPAN, SOUTHEAST ASIA AND LATIN AMERICA. As a result, fears regarding the potentially adverse effects of overseas recessions on U.S. economic growth, which prevailed at the end of 1998, quickly faded. Instead, investors grew concerned that global economic strength might become unsustainable, triggering a re-acceleration of inflation. To forestall a potential resurgence of inflation, the Federal Reserve Board ("Fed") increased key short-term interest rates modestly on June 30, 1999, effectively offsetting a portion of last fall's rate cuts.

     WHILE THIS ECONOMIC ENVIRONMENT WAS GENERALLY DIFFICULT FOR MOST FIXED-INCOME SECURITIES BECAUSE OF RISING INTEREST RATES, MUNICIPAL BOND PRICES REMAINED RELATIVELY STABLE. This is in stark contrast to U.S. Treasury securities, which declined sharply. As a result, just as municipal bonds did not rally as strongly as taxable U.S. Treasury bonds over the second half of 1998, they did not decline as precipitously during the first six months of 1999.

     Why have municipal bond prices remained relatively stable? The Fund's management believes that supply and demand factors are the reasons why. On one hand, U.S. Treasury securities suffered a sharp fall-off of investor demand as evidence of economic strength emerged. That is because many investors who had fled to U.S. Treasuries during last summer's "flight to quality" shifted their assets back to riskier investments offering potentially higher returns. On the other hand, municipal bonds benefited from steady demand from individual investors seeking to manage their income tax liabilities. At the same time, the strong economy and robust tax revenues reduced states and municipalities' need to borrow, leading to substantially less issuance of municipal bonds.

     IN THIS ENVIRONMENT, THE FUND'S MANAGEMENT FOLLOWED AN INVESTMENT APPROACH OF FOCUSING ON PRODUCING COMPETITIVE RATES OF TOTAL RETURN, INCLUDING BOTH INCOME AND CHANGES IN SHARE PRICE, WHILE MANAGING THE RISKS OF CHANGING INTEREST RATES. Management also maintained a focus on municipal bonds with high credit ratings as determined both by independent credit rating agencies and Citibank's own credit analysts.

     Throughout the reporting period, the Fund's management focused on bonds with maturities of 10 to 15 years, which it considers the long end of the intermediate range. In addition, attractive values were found in the relatively high yields provided by "premium structure" bonds as well as general obligation bonds that are backed by the overall taxation authority of their issuers.

     MANAGEMENT'S OUTLOOK FOR THE TAX-EXEMPT BOND MARKET REMAINS POSITIVE. The persistent strength of the U.S. economy has helped many of the nation's states and municipalities put their fiscal houses in order. Many have achieved budget surpluses, and some are using that money to create reserves against future needs. As a result, many municipal bond issuers have received credit rating upgrades over the past year.

     As for the future, the forecast calls for a continuation of positive growth and low inflation. While it is possible that the Fed may continue to raise short-term interest rates, the fixed income markets have already incorporated an incrementally tighter monetary policy into bond prices. In this environment, the Fund's management expects that municipal bonds should continue to provide attractive after-tax returns for investors seeking tax-exempt income.

FUND FACTS

FUND OBJECTIVE


To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
August 17, 1995                          Distributed semi-annually, if any

NET ASSETS AS OF 6/30/99                 BENCHMARKS
Class A Shares                           Lipper General Municipal
$169.3 million                           Bond Funds Average
Class B Shares                           Lehman Brothers Municipal 4 Years Plus
$8.2 million                             Bond Index*

* The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.
+ A portionof the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1999 (Unaudited)

            [Figures below represent pie chart in its printed form]

Short-term                    3.0%
General Obligation Bonds     36.0%
Housing                       9.0%
Education                     7.0%
Healthcare                    5.0%
State Agencies               10.0%
Power Revenue                0.07%
Transportation Revenue       18.0%
Water/Sewer Revenue           1.0%
Miscellaneous                 4.0%


                      * Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                                                SINCE
                                                                        SIX        ONE         8/17/95
ALL PERIODS ENDING JUNE 30, 1999 (Unaudited)                           MONTHS**    YEAR      (INCEPTION)*
===========================================================================================================
CitiFunds National Tax Free Income Portfolio (Class A)
  without sales charge                                                (2.10)%     2.89%        7.70%
Lipper General Municipal Bond Funds Average                           (1.82)%     1.13%        4.78%+
Lehman Municipal 4 Years Plus Bond Index                              (1.27)%     2.52%        6.43%+
CitiFunds National Tax Free Income Portfolio (Class A)
  with a maximum sales charge of 4.50%                                (6.50)%    (1.74)%       7.32%
CitiFunds National Tax Free Income Portfolio (Class B)
  without deferred sales charge                                          --         --        (2.58)%#**
Lipper General Municipal Bond Funds Average                              --         --        (1.83)%++**
Lehman Municipal 4 Years Plus Bond Index                                 --         --        (1.27)%++**
CitiFunds National Tax Free Income Portfolio (Class B)
  without a maximum deferred sales charge of 4.50%                       --         --        (6.97)%#**


  * Average Annual Total Return~ ** Not Annualized~ + From 8/31/95 ++ From 12/31/98
  # Commencement  of  Operations   1/4/99

30-Day  SEC  Yield  Class  A               4.21%
30-Day  SEC  Yield  Class  B               3.65%
Income  Dividends  Per  Share  Class A    $0.216
Income Dividends Per Share Class B        $0.170

GROWTH OF A $10,000
INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,728 with sales charge (as of 6/30/99). The graph shows how this compares to its benchmark over the same period.


[Figures below represent line chart in its printed form]

                                          CitiFunds
            Lipper       Lehman Muni       National
          General Muni  4 Years Plus      Tax Free
             Bond         Bond           Income Fund
Date     Fund Averages    Index           (Class A)
Aug-1995                  9550
Aug-1995     10000        10000            9731.45
Sep-1995     10059        10065            9786.45
Oct-1995     10215        10223            9985.76
Nov-1995     10412        10405            10157.2
Dec-95       10529        10513           10259.33
Jan-1996     10580        10593           10351.83
Feb-1996     10497        10514           10229.38
Mar-1996     10329        10366           10018.78
Apr-1996     10280        10332            9964.47
May-1996     10284        10326            9929.39
Jun-96       10381        10444           10074.14
Jul-1996     10472        10544           10189.14
Aug-1996     10466        10539           10163.36
Sep-1996     10617        10696           10329.92
Oct-1996     10732        10824           10446.45
Nov-1996     10920        11034           10655.21
Dec-96       10873        10981           10599.17
Jan-1997     10873        10998           10624.93
Feb-1997     10968        11106           10722.42
Mar-1997     10825        10945           10572.09
Apr-1997     10914        11042           10681.45
May-1997     11070        11219           10843.32
Jun-97       11194        11346           11026.35
Jul-1997     11530        11687           11431.73
Aug-1997     11394        11564           11299.57
Sep-1997     11254        11710           11474.63
Oct-1997     11324        11788           11533.68
Nov-1997     11389        11862           11592.62
Dec-97       11570        12051           11813.01
Jan-1998     11679        12183           11991.42
Feb-1998     11672        12183           11985.68
Mar-1998     11674        12192           12067.47
Apr-1998     11602        12129           12039.96
May-1998     11790        12337           12276.59
Jun-98       11829        12386           12370.47
Jul-1998     11846        12415           12387.05
Aug-1998     12030        12622           12626.83
Sep-1998     12173        12795           12878.51
Oct-1998     12128        12782           12883.9
Nov-1998     12164        12829           12934.94
Dec-98       12185        12861           13000.45
Jan-1999     12321        13024           13200.99
Feb-1999     12242        12951           13070.74
Mar-1999     12243        12970           13066.05
Apr-1999     12271        13001           13095.72
May-1999     12174        12911           12964.31
Jun-99       11962        12698           12727.66


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
MUNICIPAL BONDS-- 96.2%
----------------------------------------------------------------
GENERAL OBLIGATION BOND -- 35.9%
----------------------------------------------------------------
Aa3  Atlanta, Georgia
          5.00% due 12/01/11            $2,695        $2,672,766
Aaa  Chicago, Illinois
          5.25% due 1/01/15              2,000         1,995,780
Aaa  Clackamas &
          Washington Counties
          5.75% due 6/01/09              2,500         2,667,050
Aaa  Clark County, Nevada,
          School District
          5.50% due 6/15/08              2,075         2,156,029
Aaa  Denver County
          School District 1
          5.375% due 12/01/15            2,000         2,015,200
Aaa  Denver County
          School District 1
          5.25% due 12/01/16             3,000         2,976,180
Aaa  Douglas County
          School District
          5.25% due 12/15/12             2,750         2,774,118
Aaa  Essex County,
          New Jersey
          5.375% due 9/01/10             2,025         2,079,290
Aaa  Florida State
          5.75% due 7/01/08              2,700         2,887,461
Aaa  Florida State
          Board of Education
          5.25% due 6/01/14              2,185         2,188,234
Aaa  Hawaii State
          5.50% due 10/01/10             2,500         2,593,175
Aaa  Marion County, Oregon,
          School District
          5.00% due 11/01/13             3,585         3,545,027
Aaa  Marion County, Oregon,
          School District
          5.00% due 11/01/14             3,000         2,949,390
Aaa  Miami, Florida, Dade
          County School District
          5.375% due 8/01/10             1,500         1,556,370
Aaa  New Jersey State
          5.00% due 6/15/09              3,375         3,397,309
A3   New York, New York
          5.125% due 8/01/10             2,500         2,486,350
A3   New York, New York
          5.125% due 8/01/12             5,775         5,685,661
A3   New York, New York
          5.25% due 8/01/14              2,005         1,976,208
A3   New York, New York
          5.30% due 8/01/12              3,000         3,002,370
A2   New York State
          5.00% due 7/15/11              2,780         2,742,915
A2   New York State
          5.25% due 9/15/13              1,000         1,000,760
Aaa  North Slope Boro,  Alaska
          Zero Coupon
          due 6/30/09                    1,500           909,930
Aaa  Oregon State
          Department of
          Administration
          5.25% due 4/01/13              4,000         4,042,200
Aaa  Puerto Rico
          Commonwealth
          6.50% due 7/01/14              1,000         1,152,280
Aaa  Umatilla County, Oregon,
          School District
          5.375% due 6/15/12             2,310         2,351,765
                                                     -----------
                                                      63,803,818
                                                     -----------
EDUCATION -- 6.7%
----------------------------------------------------------------
Aaa  Illinois Educational
          Facility Authority
          5.20% due 10/01/12             1,250         1,245,163
Aaa  Illinois Educational
          Facility Authority
          5.25% due 1/01/13              3,000         2,965,740
Aaa  New Hampshire
          Higher Education
          Authority
          5.55% due 6/01/23              5,775         5,807,513
Aaa  Pennsylvania State
          Higher Education
          Authority
          5.25% due 4/01/11              1,900         1,924,757
                                                     -----------
                                                      11,943,173
                                                     -----------
HEALTHCARE -- 5.4%
----------------------------------------------------------------
Aaa  Illinois Development
          Finance Authority,
          5.75% due 5/15/16              1,500         1,543,830
Aa   Indiana Hospital
          Facilities Authority,
          5.50% due 2/15/11              2,000         2,004,320
Aaa  Mesa, Arizona, Industrial
          Development Authority
          5.25% due 1/01/11              2,000         2,033,860
Aaa  Michigan State,
          Hospital Facilities
          Authority
          6.00% due 9/01/06              3,750         3,964,875
                                                     -----------
                                                       9,546,885
                                                     -----------

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
HOUSING--8.9%
----------------------------------------------------------------
Aaa  Alaska State Housing
          Finance Corp., AMT
          5.75% due 6/01/24               $2,250      $2,262,105
Aa   Georgia State Housing
          and Finance Corp.
          4.65% due 12/01/20               1,440       1,415,707
Aa   Minnesota State Housing
          Finance Authority
          4.85% due 7/01/21                1,370       1,373,644
Aaa  New Jersey State Housing
          Finance Authority
          4.75% due 10/01/17               1,345       1,334,092
Aa   North Carolina Housing
          Finance Agency
          4.55% due 1/01/24                2,000       1,973,400
Aaa  Ohio Housing Finance
          Agency, AMT
          4.65% due 9/01/20                4,000       3,954,840
Aaa  Tennessee Housing
          Development Authority
          Zero Coupon
          due 1/01/07                      5,005       3,447,544
                                                     -----------
                                                      15,761,332
                                                     -----------
POWER REVENUE -- 6.5%
----------------------------------------------------------------
Aaa  Jersey City,  New Jersey,
          Municipal  Utilities
          5.25%  due  12/01/11             1,480       1,509,704
Aaa  Lakeland,  Florida,
          Electrical  and
          Water  Revenue
          6.05% due 10/01/10               5,000       5,469,200
Aaa  Puerto  Rico
          Electrical  and  Public
          Power Authority
          5.25%  due 7/01/14               2,000       2,024,840
Aaa  Washington  State
          Public Power Supply
          5.20%  due 7/01/12               1,000         995,330
Aaa  Washington  Multnomah
          & Yamhill
          5.25% due 7/01/11                1,575       1,590,671
                                                     -----------
                                                      11,589,745
                                                     -----------
STATE AGENCIES -- 9.7%
----------------------------------------------------------------
Aa3  California State Public
          Works Board
          5.25% due 10/01/11               3,030       3,081,237
Aaa  Detroit, Michigan,
          Downtown Development
          Authority
          5.25% due 7/01/11                1,500       1,522,515
Aaa  New York State,
          Dormitory  Authority
          5.125% due 1/15/12               2,880       2,855,030
Baa1 New York State,
          Dormitory  Authority
          5.375%  due 7/01/14              1,000         993,390
A3   New York State,
          Dormitory  Authority
          5.875% due 5/15/11               2,000       2,125,520
A3   New YorkState,
          Dormitory  Authority
          6.50%  due 8/15/09               1,780       1,976,298
Baa1 New York State Urban
          Development  Corp.
          5.50% due 1/01/09                1,000       1,028,260
Baa1 New York State Urban
          Development  Corp.
          5.50%  due 1/01/16               1,500       1,503,225
Aaa  New York State Urban
          Development Corp.
          5.75% due 1/01/13                2,000       2,086,760
                                                     -----------
                                                      17,172,235
                                                     -----------
TRANSPORTATION REVENUE -- 18.3%
----------------------------------------------------------------
Baa2 Alliance, Texas,
          Airport Authority Inc.
          6.375% due 4/01/21               1,450       1,516,454
Baa  Denver,  Colorado,  City
          & County Airport
          Revenue~5.60% due 11/15/20       2,000       2,026,480
Baa  Denver,  Colorado,  City
          & County  Airport
          Revenue~7.75%  due 11/15/21      2,000       2,155,420
Baa2 Indianapolis  International
          Airport  Authority
          Revenue
          6.50%  due  11/15/31             1,500       1,572,675
Baa3 Kenton  County,  Kentucky,
          Airport  Authority
          6.125%  due 2/01/22              1,075       1,095,995
Baa3  Kenton  County, Kentucky,
          Airport Authority
          7.125% due 2/01/21               1,000       1,064,470

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED)    ISSUER                (000'S OMITTED)       VALUE
----------------------------------------------------------------
Aaa  Massachusetts Bay
          Transportation
          Authority
          5.25% due 3/01/15               $5,000      $5,031,550
Aaa  Massachusetts Bay
          Transportation
          Authority~5.50% due 3/01/14      5,000       5,172,900
Aaa  Metropolitan Transit
          Authority, New York
          5.125% due 7/01/14               3,500       3,447,850
Aaa  Metropolitan Transit
          Authority, New York
          5.25% due 4/01/14                2,000       1,989,680
Aaa  Miami Florida Parking
          Facilities Revenue
          5.00% due 10/01/12               1,570       1,554,897
Aaa  New York State Highway
          Authority Service
          5.25% due 4/01/15                2,000       1,991,360
Aaa  New York State Highway
          Authority Service
          5.375% due 4/01/16               2,680       2,693,882
Aaa      Portland, Oregon,
          Airport Authority
          5.25% due 7/01/17                1,150       1,119,973
                                                     -----------
                                                      32,433,586
                                                     -----------
WATER AND SEWER REVENUE -- 1.2%
----------------------------------------------------------------
Aaa  Atlanta,  Georgia,
          Waterworks and
          Sewer  System
          5.50%  due 11/01/14              2,000       2,062,660
                                                     -----------
MISCELLANEOUS -- 3.6%
----------------------------------------------------------------
Aaa  Brazos River, Texas,
          Authority
          Revenue
          4.90%  due 10/01/15              4,000       3,847,960
Aa2  Lower Neches Valley
          Authority, Texas,
          Oil Refining  Project
          6.35%  due 4/01/26               1,000       1,088,850
Aaa  New York State
          Municipal Board,
          Series A~5.25% due 3/15/11       1,465       1,487,928
                                                     -----------
                                                       6,424,738
                                                     -----------
TOTAL MUNICIPAL BONDS
     (Identified Cost
     $176,085,132)                                  $170,738,172
                                                    ------------
VARIABLE RATE DEMAND NOTES*
at AMORTIZED COST -- 1.1%
----------------------------------------------------------------
VMIG-1    Harris County, Texas,
          Health Facility Development
          3.85% due 2/15/27 1,900                      1,900,000
                                                     -----------
TOTAL INVESTMENTS
     (Identified Cost
     $177,985,132)                         97.3%     172,638,172
OTHER ASSETS,
     LESS LIABILITIES                       2.7        4,869,540
                                          -----     ------------
NET ASSETS                                100.0%    $177,507,712
                                          =====     ============

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $177,985,132)   $172,638,172
Receivable for investments sold                                      3,368,880
Receivable for shares of beneficial interest sold                      288,209
Interest receivable                                                  2,597,976
--------------------------------------------------------------------------------
    Total assets                                                   178,893,237
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                1,048,647
Dividends payable                                                      137,282
Payable to affiliates--Management fee (Note 2)                          49,861
Accrued expenses and other liabilities                                 149,735
--------------------------------------------------------------------------------
    Total liabilities                                                1,385,525
--------------------------------------------------------------------------------
NET ASSETS                                                        $177,507,712
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $183,857,494

Unrealized depreciation of investments                              (5,346,960)
Accumulated net realized loss on investments                        (1,268,590)
Undistributed net investment income                                    265,768
--------------------------------------------------------------------------------
    Total                                                         $177,507,712
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share  ($169,264,810/15,435,671  shares
  outstanding)                                                          $10.97
Offering  Price per share  ($10.97 / 0.955)                             $11.49*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($8,242,902/751,932 shares outstanding)                               $10.96**
================================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):

Interest                                                             $5,487,577
EXPENSES:
Management fees (Note 2)                            $851,491
Service fees Class A (Note 3)                        277,335
Service fees Class B (Note 3)                         19,486
Custody and fund accounting fees                      79,808
Registration fees                                     71,054
Audit fees                                            43,053
Shareholder reports                                   23,987
Transfer agent fees                                    9,762
Legal fees                                             7,415
Trustee fees                                           6,268
Miscellaneous                                          6,882
--------------------------------------------------------------------------------
     Total expenses                                1,396,541
Less aggregate amounts waived by the
  Manager (Note 2)                                  (459,547)
Less fees paid indirectly (Note 1E)                   (2,081)
     Net expenses                                                       934,913
--------------------------------------------------------------------------------
Net investment income                                                $4,552,664
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                         (1,268,057)
Unrealized depreciation                                              (7,023,122)
--------------------------------------------------------------------------------
     Net realized and unrealized loss on investments                 (8,291,179)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(3,738,515)
================================================================================

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months
                                                                      Ended           Year Ended
                                                                  June 30, 1999      December 31,
                                                                   (Unaudited)           1998
=================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                             $ 4,552,664       $ 2,724,659
Net realized gain (loss) on investment transactions                (1,268,057)          592,752
Unrealized appreciation (depreciation) of investments              (7,023,122)        1,540,941
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    (3,738,515)        4,858,352
-------------------------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                                    (4,212,944)       (2,720,230)
Net investment income (Class B)                                       (81,199)               --
Net realized gains (Class A)                                         (145,071)         (441,633)
Net realized gains (Class B)                                           (6,581)               --
-------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders          (4,445,795)       (3,161,863)
-------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                   25,257,228       275,004,330
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                    4,440,364         2,928,727
Cost of shares repurchased                                       (112,031,147)      (22,098,909)
-------------------------------------------------------------------------------------------------
  Total Class A                                                   (82,333,555)      255,834,148
-------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                    8,964,596                --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                       71,051                --
Cost of shares repurchased                                           (457,350)               --
-------------------------------------------------------------------------------------------------
  Total Class B                                                     8,578,297                --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                                (73,755,258)      255,834,148
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             (81,939,568)      257,530,637
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               259,447,280         1,916,643
-------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $265,768 and $7,247, respectively)                   $177,507,712      $259,447,280
=================================================================================================

 * January 4, 1999 (Commencement of Operations) to June 30, 1999

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                   CLASS A
                                            -----------------------------------------------------------
                                                                                             AUGUST 17, 1995
                                            SIX MONTHS                                        (COMMENCEMENT
                                               ENDED.         YEAR ENDED DECEMBER 31,       OF OPERATIONS) TO
                                           JUNE 30, 1999    -----------------------------      DECEMBER 31,
                                            (Unaudited)     1998          1997       1996         1995
============================================================================================================
Net Asset Value, beginning of period         $ 11.43     $   10.92      $ 10.34    $ 10.55      $ 10.00
--------------------------------------------------------------------------------------------==--------------
Income From Operations:
Net investment income                          0.232         0.524        0.564      0.562        0.187
Net realized and unrealized
  gain (loss) on investments                  (0.467)        0.549        0.586     (0.232)       0.551
------------------------------------------------------------------------------------------------------------
    Total from operations                     (0.235)        1.073        1.150      0.330        0.738
------------------------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income                         (0.216)       (0.540)      (0.570)    (0.540)      (0.188)
Net realized gain on investments              (0.009)       (0.023)          --         --           --
------------------------------------------------------------------------------------------------------------
    Total from distributions                  (0.225)       (0.563)      (0.570)    (0.540)      (0.188)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $ 10.97       $ 11.43      $ 10.92    $ 10.34      $ 10.55
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                           $169,265      $259,447      $ 1,917    $ 2,060      $ 1,306
Ratio of expenses to average
  net assets (A)                               0.80%           *0%        0.14%         0%           0%
Ratio of expenses to average net
  assets after fees paid indirectly (A)        0.80%*           0%           0%         0%           0%
Ratio of net investment income to
  average net assets                           4.02%*        4.49%        5.45%      5.42%        5.20%*
Portfolio turnover                               44%           57%          55%        52%           0%
Total return (B)                             (2.10)%**      10.05%       11.45%      3.31%        7.43%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the ~period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses and had expenses been limited to that required by certain state securities law in 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
  per share                                   $0.207        $0.364      $(0.229)   $(0.291)      $0.098
RATIOS:
Expenses to average net assets                 1.23%*        1.37%        7.66%      8.23%        2.50%*
Net investment income (loss) to
  average net assets                           3.59%        *3.12%      (2.21)%    (2.81)%        2.70%*
============================================================================================================

  *  Annualized
 **  Not annualized
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(B) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                                     CLASS B
                                                               -----------------
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
JUNE 30, 1999                                                      (Unaudited)
================================================================================
Net Asset Value, beginning of period                                 $11.43
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                 0.182
Net realized and unrealized
  gain (loss) on investments                                         (0.473)
--------------------------------------------------------------------------------
    Total from operations                                            (0.291)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                                (0.170)
Net realized gains on investments                                    (0.009)
--------------------------------------------------------------------------------
    Total from distributions                                         (0.179)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $10.96
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                                    $8,243
Ratio of expenses to average
  net assets                                                           1.30%*
Ratio of net investment income to
  average net assets                                                   3.52%*
Portfolio turnover                                                       44%
Total return                                                          (2.58)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the ~period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share                               $0.160
RATIOS:
Expenses to average net assets                                         1.73%*
Net investment income to average net assets                            3.09%*
================================================================================
 *  Annualized
**  Not annualized

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds National Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class~(including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

   E. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

   F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.


2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citi-

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

group Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $851,491 of which $459,547 was voluntarily waived for the six months ended June 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.


3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $277,335 for the six months ended June 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $19,486 for the period ended June 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.


4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$96,037,579 and $146,038,507, respectively.


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                              Six Months
                                                Ended              Year Ended
                                            June 30, 1999         December 31,
                                             (Unaudited)             1998
================================================================================
CLASS A
Shares sold                                   2,214,741           24,222,960
Shares issued to shareholders from
  reinvestment of distributions                 391,872              257,479
Shares repurchased                           (9,875,707)          (1,951,231)
--------------------------------------------------------------------------------
  Class A net increase (decrease)            (7,269,094)          22,529,208
================================================================================
CLASS B*
Shares sold                                     786,255                  --
Shares issued to shareholders from
  reinvestment of distributions                   6,334                  --
Shares repurchased                              (40,657)                 --
--------------------------------------------------------------------------------
  Class B net increase                          751,932                  --
================================================================================

* January 4, 1999 (Commencement of Operations)~to June 30, 1999


6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $177,985,132
Gross unrealized appreciation                                   $      4,055
Gross unrealized depreciation                                     (5,351,015)
--------------------------------------------------------------------------------
Net unrealized depreciation                                     $ (5,346,960)
================================================================================


7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Fund was $538. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.


SECRETARY
Linda T. Gibson*


TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF THE INVESTMENT MANAGER


INVESTMENT MANAGER

Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston MA 02116


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
O CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc.
  as distributor.


(C)1999 Citicorp           R Printed on recycled paper              CFS/NAT/699

                                              SEMI-ANNUAL REPORT O JUNE 30, 1999


   CITIFUNDS(SM)
------------

         California Tax Free
         Income Portfolio

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------




BONDS

TABLE OF CONTENTS
CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            7
 ................................................................................
Statement of Operations                                                        8
 ................................................................................
Statement of Changes in Net Assets                                             9
 ................................................................................
Financial Highlights                                                          10
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   This semi-annual report covers the period from January 1, 1999 through June 30, 1999 for the CitiFundsSM California Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   The past six months have been a study in contrasts for investor sentiment and the financial markets. When the period began, investors were primarily concerned that economic weakness overseas might constrain growth in the United States. As a result, they favored bonds and stocks with predictable earnings growth. By the time the period ended, investors were mainly worried that the economy might be growing too fast, potentially awakening long-dormant inflation pressures. In this environment, they avoided bonds and favored stocks that are sensitive to changes in the economic cycle.

   Thank you for your continued confidence and participation.

Sincerely,



/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK
   THE FIRST SIX MONTHS OF 1999 EXPERIENCED STRONGER-THAN EXPECTED ECONOMIC GROWTH BOTH IN THE UNITED STATES AND IN KEY OVERSEAS MARKETS, INCLUDING JAPAN, SOUTHEAST ASIA AND LATIN AMERICA. As a result, fears regarding the potentially adverse effects of overseas recessions on U.S. economic growth, which prevailed at the end of 1998, quickly faded. Instead, investors grew concerned that global economic strength might become unsustainable, triggering a reacceleration of inflation. To forestall a potential resurgence of inflation, the Federal Reserve Board ("Fed") modestly increased key short-term interest rates on June 30, 1999, effectively offsetting a portion of last fall's rate cuts.
   WHILE THIS ECONOMIC ENVIRONMENT WAS GENERALLY DIFFICULT FOR MOST FIXED-INCOME SECURITIES BECAUSE OF RISING INTEREST RATES, MUNICIPAL BOND PRICES REMAINED RELATIVELY STABLE. This is in stark contrast to U.S. Treasury securities, which declined sharply. As a result, just as municipal bonds did not rally as strongly as taxable U.S. Treasury bonds over the second half of 1998, they did not decline as precipitously during the first six months of 1999.
   Why have municipal bond prices remained relatively stable? In the view of the portfolio managers it may simply be a matter of supply and demand. On one hand, U.S. Treasury securities suffered a sharp fall-off of investor demand as evidence of economic strength emerged. That is because many investors who had fled to U.S. Treasuries during last summer's "flight to quality" shifted their assets back to riskier investments offering potentially higher returns. On the other hand, municipal bonds benefited from steady demand from individual investors seeking to manage their income tax liabilities. At the same time, the strong economy and robust tax revenues reduced state and municipalities' need to borrow, leading to substantially less issuance of municipal bonds.
   IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED ITS LONGSTANDING INVESTMENT APPROACH, FOCUSING ON PRODUCING COMPETITIVE RATES OF TOTAL RETURN, INCLUDING BOTH INCOME AND CHANGES IN SHARE PRICE, WHILE MANAGING THE RISKS OF CHANGING INTEREST RATES. The portfolio's investment team also maintained its focus on municipal bonds from California issuers with high credit ratings as determined both by independent credit rating agencies and Citibank's own credit analysts.
   Throughout the six-month reporting period, management focused on bonds with maturities of 10 to 15 years, which it considers the long end of the intermediate range. In addition, they found attractive values in the relatively high yields provided by "premium structure" bonds as well as general obligation bonds that are backed by the overall taxation authority of their issuers.
   MANAGEMENT'S OUTLOOK FOR CALIFORNIA'S TAX-EXEMPT BOND MARKET REMAINS POSITIVE. The persistent strength of the U.S. economy has helped California and many of its municipalities put their fiscal houses in order. The state and some local governments have achieved budget surpluses, and some are using that money to create reserves against future needs. As a result, several California municipal bond issuers have received credit rating upgrades over the past year.
   As for the future, management's forecast calls for a continuation of positive growth and low inflation. While it is possible that the Fed may continue to modestly raise short-term interest rates to prevent inflation pressures from taking root, they believe that the fixed-income markets have already incorporated an incrementally tighter monetary policy into bond prices. In this environment, the managers expect that California state municipal bonds should continue to provide attractive after-tax returns for state residents seeking income that is exempt from federal and state income taxes.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and California State personal income taxes+ and preservation of the value of its shareholders' investment.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 2, 1998                         Distributed semi-annually, if any

NET ASSETS AS OF 6/30/99                 oBENCHMARKS
Class A Shares                           oLipper General Municipal
$65.9 million                             Bond Funds Average
Class B Shares                           oLehman Brothers Municipal
$1.8 million                              4 Years Plus Bond Index*

* The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.

+ A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1999 (Unaudited)

[The following table represents a pie chart in the printed material]


*Short-Term .......................       2.0%
Redevelopment .....................       7.0%
General Obligation Bonds ..........      15.0%
Housing Revenue 2.0%
Education .........................      11.0%
Healthcare ........................       4.0%
State Agencies ....................      11.0%
Transportation Revenue ............      24.0%
Utilities .........................      17.0%
Other Revenue .....................       7.0%

* Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS
                                                                 SINCE 11/2/98
                                                                 (COMMENCEMENT
                                                        SIX     OF OPERATIONS)
ALL PERIODS ENDING JUNE 30, 1999 (Unaudited)           MONTHS*     TO 12/31/98*
================================================================================

CitiFunds California Tax Free Income
   Portfolio (Class A) without sales charge           (2.01)%       (0.82)%
Lipper General  Municipal Bond Funds Average          (1.82)%       (2.04)%+
Lehman Municipal 4
Years Plus Bond Index                                 (1.27)%       (0.99)%+
CitiFunds  California  Tax Free Income
Portfolio (Class A)
  with a maximum sales charge of 4.50%                (6.42)%       (5.28)%
CitiFunds California Tax Free Income
  Portfolio (Class B)
  without deferred sales charge                         --          (2.44)%#
Lipper General Municipal Bonds Funds Average            --          (1.82)%++
Lehman Municipal 4 Years Plus Bond Index                --          (1.27)%++
CitiFunds California Tax Free Income
  Portfolio (Class B) with a maximum
  deferred sales charge of 4.50%                        --          (6.83)%#

  *Not Annualized
  +From 10/31/98
 ++From 12/31/98
  #Commencement of Operations 1/4/99

30-Day SEC Yield  Class A  4.11%
30-Day SEC Yield  Class B  3.57%
Income Dividends Per Share  Class A  $0.202
Income Dividends Per Share  Class B  $0.157

GROWTH OF A $10,000 INVESTMENT
A $10,000 investment in the Fund made on inception date would have been $9,472 with sales charge (as of 6/30/99). The graph shows how this compares to its benchmark over the same period.



[The following table represents a line chart in the printed material]


          CitiFunds California
            Tax-Free Income            Lehman              Lipper General
               Portfolio              Municipal            Municipal Bond
               (Class A)           4 Yrs Plus Index          Funds Avg.
--------------------------------------------------------------------------------
11/2/98           9550                  10000                   10000
11/30/98          9655                  10030                   10037
12/31/98          9666                  10047                   10062
1/31/99           9817                  10160                   10189
2/28/99           9740                  10095                   10132
3/31/99           9762                  10096                   10147
4/30/99           9758                  10119                   10171
5/31/99           9641                  10039                   10101
6/30/99           9472                   9864                    9935


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)



MOODY'S
BOND                                  PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)      ISSUER            (000'S OMITTED)                 VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.6%
--------------------------------------------------------------------------------

CERTIFICATES OF PARTICIPATION -- 7.5%
Aaa  Los Angeles County,
       California Convention
       Center,
       6.13% due 8/15/11               $1,300                    $1,426,594
Aaa  San Diego County,
       California, Courthouse,
       5.25% due 5/1/12                 3,580                     3,639,679
                                                               ------------
                                                                  5,066,273
                                                               ------------

GENERAL OBLIGATION BONDS -- 14.9%
--------------------------------------------------------------------------------
Aa3  California State,
       5.25% due 6/1/11                 1,645                     1,712,528
Aaa  California State,
       5.20% due 12/1/11                1,500                     1,499,925
Aa3  California State,
       5.00% due 2/1/17                 2,175                     2,100,919
Aaa  Puerto Rico
       Commonwealth,
       6.50% due 7/1/10                 1,400                     1,592,374
Aaa  Puerto Rico Municipal
       Financial Agency,
       6.00% due 7/1/11                 2,000                     2,191,920
Aaa  Santa Margarita,
       Dana Point,
       5.50% due 8/1/10                   950                       993,301
                                                               ------------
                                                                 10,090,967
                                                               ------------

EDUCATION -- 11.3%
--------------------------------------------------------------------------------
Aaa  Central Valley, California,
       School District,
       6.25% due 2/1/11                 1,000                     1,110,620
Aaa  Chico, California,
       School District,
       5.00% due 8/1/13                 1,305                     1,291,963
Aaa  Fallbrook, California,
       School District,
       3.75% due 9/1/14                   555                       572,122
Aaa  Los Angeles, CA,
       Community College
       6.00% due 8/15/20                1,250                     1,311,375
Aaa Pomona, California
       University School
       District,
       5.90% due 2/1/10                 1,000                     1,081,690
Aaa  University of California
       Revenue,
       5.13% due 9/1/13                 2,300                     2,302,553
                                                               ------------
                                                                  7,670,323
                                                               ------------

HEALTHCARE -- 3.7%
--------------------------------------------------------------------------------
Aa3  California Statewide
       Community
       Healthcare System
       5.25% due 7/1/10                 2,500                     2,531,225
                                                               ------------

HOUSING -- 1.5%
--------------------------------------------------------------------------------
Aaa  California Housing
       Finance Agency, AMT,
       4.75% due 8/1/08                 1,000                       991,970
                                                               ------------

REDEVELOPMENT -- 7.3%
--------------------------------------------------------------------------------
Aaa  Calleguas Las Virg,
       California Public
       Finance Authority,
       5.13% due 7/1/14                 1,355                     1,350,081
 Aaa Coalinga California
       Public Finance
       Authority,
       5.85% due 9/15/13                1,595                     1,723,031
Aaa  San Diego, California
       Redevelopment
       Agency,
       5.13% due 9/1/16                 1,915                     1,885,892
                                                               ------------
                                                                  4,959,004
                                                               ------------

STATE AGENCIES -- 11.3%
--------------------------------------------------------------------------------
Aa   California State Public
       Works Board,
       5.50% due 10/1/10                1,320                     1,386,541
A1   California State Public
       Works Board,
       5.25% due 11/1/11                  500                       510,670
A1   California State Public
       Works Board,
       5.13% due 10/1/12                1,050                     1,051,155
A1   California State Public
       Works Board,
       5.25% due 11/1/12                1,500                     1,524,225
A1   California State Public
       Works Board,
       5.13% due 10/1/13                1,110                     1,106,026
Aa3  Los Angeles County,
       California Public
       Works Authority,
       5.50% due 10/1/11                1,000                     1,039,600
Aa   Los Angeles County,
       California Sanitation
       District,
       5.38% due 10/1/13                1,000                     1,021,950
                                                               ------------
                                                                  7,640,167
                                                               ------------

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


MOODY'S
BOND                                  PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)      ISSUER            (000'S OMITTED)                 VALUE
--------------------------------------------------------------------------------
TRANSPORTATION REVENUE -- 24.4%
--------------------------------------------------------------------------------
Aaa  Puerto Rico
       Commonwealth
       Highway &
       Transportation
       Authority,
       5.50% due 7/1/13                $1,125                    $1,177,639
Aa3  San Francisco,
       California,
       Transportation
       Tax Authority,
       5.25% due 7/1/13                 5,920                     5,988,968
Aa3  San Francisco,
       California,
       Transportation
       Tax Authority,
       5.25% due 7/1/17                 2,000                     1,988,480
Aaa  San Francisco,
       California,
       International Airport
       Revenue, AMT,
       6.50% due 5/1/18                 3,240                     3,509,730
Aaa San Francisco, California,
       International Airport
       Revenue, AMT,
       6.60% due 5/1/20                 1,500                     1,631,910
Aaa  San Mateo County,
       California,
       Transportation
       District,
       5.00% due 6/1/14                 2,250                     2,219,670
                                                               ------------
                                                                 16,516,397
                                                               ------------

   UTILITIES -- 16.7%
--------------------------------------------------------------------------------
Aa2  California State
       Department of
       Water Resources,
       7.00% due 12/1/11                  900                     1,065,744
Aa2  California State
       Department of
       Water Resources,
       5.13% due 12/1/12                1,125                     1,130,805
Aa2  California State
       Department of
       Water Resources,
       5.13% due 12/1/13                1,840                     1,842,116
Aaa  Central Valley,
       California,
       Cogeneration,
       5.25% due 7/1/12                 2,615                     2,656,448
Aaa  East Bay California
       Municipal Utility
       District,
       5.25% due 6/1/17                 1,055                     1,048,891
Aaa  Fresno, California,
       Sewer Revenue,
       6.25% due 9/1/14                 1,405                     1,577,169
Aaa  Northern California
       Power Agency
       5.25% due 8/1/13                 1,000                     1,009,460
Aaa  Puerto Rico Electrical
       Power Authority,
       5.25% due 7/1/14                 1,000                     1,012,420
                                                               ------------
                                                                 11,343,053
                                                               ------------
TOTAL MUNICIPAL BONDS
  (Identified Cost $69,063,926)                                  66,809,379
                                                               ------------

VARIABLE RATE DEMAND NOTES* AT AMORTIZED COST -- 6.1%
--------------------------------------------------------------------------------
VMIG-1 California Health Facilities Finance Authority,
       2.85% due 7/1/13                   900                       900,000
VMIG-1 Los Angeles, CA, Regional Airport
       Lease
       3.85% due 12/1/25                  700                       700,000
VMIG-1 Newport Beach, CA, Revenue,
       3.15% due 10/1/26                2,500                     2,500,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
NOTES AT AMORTIZED COST                                           4,100,000
                                                               ------------
TOTAL INVESTMENTS
  (Identified Cost
  $73,163,926)                         104.7%                    70,909,379
OTHER ASSETS,
  LESS LIABILITIES                      (4.7)                    (3,178,394)
                                        ----                   ------------
NET ASSETS                             100.0%                  $ 67,730,985
                                       -----                   ------------


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT - Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Note 1A) (Identified Cost, $73,163,926)    $70,909,379
Receivable for shares of beneficial interest sold                   1,093,796
Interest receivable                                                 1,091,545
--------------------------------------------------------------------------------
   Total assets                                                    73,094,720
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   4,408,826
Payable for shares of beneficial interest repurchased                 779,233
Dividends payable                                                     175,676
--------------------------------------------------------------------------------
  Total liabilities                                                 5,363,735
--------------------------------------------------------------------------------
NET ASSETS                                                        $67,730,985
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $70,679,412
Unrealized depreciation                                            (2,254,547)
Accumulated net realized loss                                        (699,426)
Undistributed net investment income                                     5,546
--------------------------------------------------------------------------------
  Total                                                           $67,730,985
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($65,883,244/6,809,223
  shares outstanding)                                                   $9.68
Offering Price per share ($9.68 / 0.955)                               $10.14*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($1,847,741/190,966 shares outstanding)                               $9.68**
================================================================================

  *Based upon single purchases of less than $25,000.
 **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest                                                            $2,120,762

EXPENSES:
Management fees (Note 2)                                 $341,114
Service fees (Class A) (Note 3)                           112,007
Service fees (Class B) (Note 3)                             5,093
Custody and fund accounting fees                           60,439
Audit fees                                                 35,053
Shareholder reports                                        33,031
Registration fees                                          26,794
Trustee fees                                                9,275
Legal fees                                                  7,517
Transfer agent fees                                         5,856
Miscellaneous                                              25,598
--------------------------------------------------------------------------------
  Total expenses                                          661,777
Less aggregate amounts waived by the Manager
  and Distributor (Notes 2 and 3)                        (362,200)
--------------------------------------------------------------------------------
  Net expenses                                                         299,577
--------------------------------------------------------------------------------
Net investment income                                                1,821,185
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                          (699,353)
Net unrealized depreciation                                         (2,580,649)
--------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                   (3,280,002)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,458,817)
================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE PERIOD
                                               SIX MONTHS     NOVEMBER 2, 1998
                                                  ENDED       (COMMENCEMENT OF
                                              JUNE 30, 1999    OPERATIONS) TO
                                               (Unaudited)    DECEMBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                         $1,821,185          $ 451,689
Net realized loss on investment transactions    (699,353)               (73)
Net change in unrealized appreciation
  (depreciation) of investments               (2,580,649)           326,102
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (1,458,817)           777,718
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)               (1,793,070)          (451,689)
Net investment income (Class B)                  (22,569)                --
--------------------------------------------------------------------------------
Decrease in net assets from
  distribution to shareholders                (1,815,639)          (451,689)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (Note 5):
CLASS A
Net proceeds from sale of shares              10,533,412         96,250,028
Net asset value of shares issued
  to shareholders from
  reinvestment of dividends                    1,838,612            353,195
Cost of shares repurchased                   (40,001,619)          (223,125)
--------------------------------------------------------------------------------
  Total Class A                              (27,629,595)        96,380,098
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares               1,913,251                 --
Net asset value of shares issued to
  shareholders from
  reinvestment of dividends                       15,758                 --
Cost of shares repurchased                          (100)                --
--------------------------------------------------------------------------------
  Total Class B                                1,928,909                 --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares
  of beneficial interest                     (25,700,686)        96,380,098
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (28,975,142)        96,706,127
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           96,706,127                 --
--------------------------------------------------------------------------------
End of period (including undistributed net
  investment income of $5,546
  and $0, respectively)                      $67,730,985        $96,706,127
================================================================================

* January 4, 1999 (Commencement of Operations) to June 30, 1999.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                       CLASS A
                                      ------------------------------------------
                                           SIX MONTHS        NOVEMBER 2, 1998
                                              ENDED            (COMMENCEMENT
                                          JUNE 30, 1999      OF OPERATIONS) TO
                                           (Unaudited)       DECEMBER 31, 1998
================================================================================
Net Asset Value, beginning of period        $10.08                $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                        0.203                 0.069
Net realized and unrealized
  gain (loss) on investments                (0.401)                0.080
--------------------------------------------------------------------------------
    Total from operations                   (0.198)                0.149
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                       (0.202)               (0.069)
--------------------------------------------------------------------------------
Net Asset Value, end of period              $ 9.68                $10.08
================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                           $65,883               $96,706
Ratio of expenses to average
  net assets                                 0.65%*                   0%*
Ratio of net investment
  income to average
  net assets                                 4.01%*                4.16%*
Portfolio turnover                             72%                    1%
Total return (A)                             (2.01)%**             1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share             $0.163                 $0.042
RATIOS:
Expenses to average net assets                1.44%*                1.60%*
Net investment income to
  average net assets                          3.22%*                2.56%*
================================================================================

  *Annualized
 **Not annualized
(A)Total Return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                  CLASS B
                                                             -----------------
                                                              JANUARY 4, 1999
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                               JUNE 30, 1999
                                                                (Unaudited)
================================================================================
Net Asset Value, beginning of period                              $11.43
--------------------------------------------------------------------------------

Income From Operations:
Net investment income                                              0.158
Net realized and unrealized
  gain (loss) on investments                                      (1.751)
--------------------------------------------------------------------------------
    Total from operations                                         (1.593)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                             (0.157)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                    $ 9.68
================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                                                  $1,848
Ratio of expenses to average
  net assets                                                        1.15%*
Ratio of net investment income to average
  net assets                                                        3.51%*
Portfolio Turnover                                                    72%
Total return                                                       (2.44)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                   $0.122
RATIOS:
Expenses to average net assets                                      1.94%*
Net investment income to
  average net assets                                                2.72%*
================================================================================
  *Annualized
 **Not annualized

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds California Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay higher ongoing service fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expense ratios than Class B shares.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.
   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to dis-

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
   D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
   E. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group Inc., which was completed on October 8, 1998.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50% of the Fund's average daily net assets. The management fee amounted to $341,114, all of which was voluntarily waived for the six months ended June 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $112,007 of which $21,085 was voluntarily waived for the six months ended June 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Distribution fees for Class B shares amounted to $5,093 for the period ended June 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$41,469,907 and $62,672,645, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:


                                                          FOR THE PERIOD
                                       SIX MONTHS        NOVEMBER 2, 1998
                                          ENDED            (COMMENCEMENT
                                      JUNE 30, 1999       OF OPERATIONS)
                                       (Unaudited)     TO DECEMBER 31, 1998
================================================================================
CLASS A
Shares sold                            1,040,370            9,580,829
Shares issued to shareholders from
  reinvestment of dividends              183,829               34,970
Shares repurchased                    (4,008,655)             (22,120)
--------------------------------------------------------------------------------
Class A Net increase (decrease)       (2,784,456)           9,593,679
================================================================================
CLASS B*
Shares sold                              189,386                   --
Shares issued to shareholders from
  reinvestment of dividends                1,590                   --
Shares repurchased                           (10)                  --
--------------------------------------------------------------------------------
Class B Net increase                     190,966                   --
================================================================================
*January 4, 1999 (Commencement of Operations) to June 30, 1999

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $73,163,926
================================================================================
Gross unrealized appreciation                                          $ 2,713
Gross unrealized depreciation                                       (2,257,260)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(2,254,547)
================================================================================
`
7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Fund was $127. Since the line of credit was established there have been no borrowings.

THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF THE INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc.
as distributor.

(C)1999 Citicorp             [LOGO] Printed on recycled paper        CFS/CAT/699